Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of debt financial instruments - Debt Instruments Valued At Fair Value - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Total Debt Financial Instruments [Member]
Other Instruments Issued in Chile
Total	$ 3,967,392	$ 3,054,809
Instruments issued by the Chilean Government and Central Bank of Chile [Member] | At fair value [member] | Debt financial instruments from the Central Bank of Chile [Member]
Instruments issued by the Chilean Government and Central Bank of Chile
Instruments issued by the Chilean Government and Central Bank of Chile		102
Instruments issued by the Chilean Government and Central Bank of Chile [Member] | At fair value [member] | Bonds and Promissory notes from the Chilean Government [Member]
Instruments issued by the Chilean Government and Central Bank of Chile
Instruments issued by the Chilean Government and Central Bank of Chile	2,254,578	2,480,423
Instruments issued by the Chilean Government and Central Bank of Chile [Member] | At fair value [member] | Other fiscal debt financial instruments [Member]
Instruments issued by the Chilean Government and Central Bank of Chile
Instruments issued by the Chilean Government and Central Bank of Chile	4,279	8,325
Other Instruments Issued in Chile [Member] | At fair value [member] | Debt financial instruments from other domestic banks [Member]
Other Instruments Issued in Chile
Other Instruments Issued in Chile	1,494,914	538,486
Other Instruments Issued in Chile [Member] | At fair value [member] | Bonds and trade effects from domestic companies [Member]
Other Instruments Issued in Chile
Other Instruments Issued in Chile	45,994	27,473
Other Instruments Issued in Chile [Member] | At fair value [member] | Other debt financial instruments issued in the country [Member]
Other Instruments Issued in Chile
Other Instruments Issued in Chile
Instruments Issued Abroad [Member] | At fair value [member] | Financial instruments from foreign Central Banks [Member]
Other Instruments Issued in Chile
Instruments Issued Abroad
Instruments Issued Abroad [Member] | At fair value [member] | Financial instruments from foreign governments and fiscal entities [Member]
Other Instruments Issued in Chile
Instruments Issued Abroad	42,017
Instruments Issued Abroad [Member] | At fair value [member] | Debt financial instruments from other foreing banks [Member]
Other Instruments Issued in Chile
Instruments Issued Abroad	125,610
Instruments Issued Abroad [Member] | At fair value [member] | Bonds and trade effects from foreign companies [Member]
Other Instruments Issued in Chile
Instruments Issued Abroad
Instruments Issued Abroad [Member] | At fair value [member] | Other debt financial instruments issued abroad [Member]
Other Instruments Issued in Chile
Instruments Issued Abroad